Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	1.219%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,084,610.19

Principal:
Principal Collections	$23,468,943.81
Prepayments in Full	$11,183,555.93
Liquidation Proceeds	$522,644.92
Recoveries	$124,440.89
Sub Total	$35,299,585.55
Collections	$37,384,195.74

Purchase Amounts:
Purchase Amounts Related to Principal	$457,655.42
Purchase Amounts Related to Interest	$1,847.84
Sub Total	$459,503.26

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,843,699.00

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,843,699.00
Servicing Fee	$581,898.95	$581,898.95	$0.00	$0.00	$37,261,800.05
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,261,800.05
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$37,261,800.05
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$37,261,800.05
Interest - Class A-3 Notes	$388,483.06	$388,483.06	$0.00	$0.00	$36,873,316.99
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$36,698,740.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,698,740.16
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$36,604,781.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,604,781.16
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$36,536,915.74
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,536,915.74
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$36,453,696.16
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,453,696.16
Regular Principal Payment	$33,608,283.35	$33,608,283.35	$0.00	$0.00	$2,845,412.81
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,845,412.81
Residual Released to Depositor	$0.00	$2,845,412.81	$0.00	$0.00	$0.00
Total		$37,843,699.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$33,608,283.35
Total					$33,608,283.35
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$33,608,283.35	$57.18	$388,483.06	$0.66	$33,996,766.41	$57.84
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$33,608,283.35	$17.88	$808,103.89	$0.43	$34,416,387.24	$18.31

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$401,879,028.55	0.6837003	$368,270,745.20	0.6265239
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$663,439,028.55	0.3530133	$629,830,745.20	0.3351304

Pool Information
Weighted Average APR	3.488%	3.484%
Weighted Average Remaining Term	35.46	34.66
Number of Receivables Outstanding	47,246	46,041
Pool Balance	$698,278,743.84	$662,215,992.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$664,206,219.15	$630,056,994.53
Pool Factor	0.3596783	0.3411026

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,933,239.89
Yield Supplement Overcollateralization Amount	$32,158,998.35
Targeted Overcollateralization Amount	$32,385,247.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$32,385,247.68

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		120	$429,950.88
(Recoveries)		143	$124,440.89
Net Loss for Current Collection Period			$305,509.99
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5250%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6372%
Second Prior Collection Period			0.8826%
Prior Collection Period			0.4351%
Current Collection Period			0.5389%
Four Month Average (Current and Prior Three Collection Periods)			0.6235%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,147	$11,875,699.79
(Cumulative Recoveries)			$1,437,738.77
Cumulative Net Loss for All Collection Periods			$10,437,961.02
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5377%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,863.68
Average Net Loss for Receivables that have experienced a Realized Loss			$2,516.99

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.62%	618	$10,743,413.88
61-90 Days Delinquent	0.20%	64	$1,299,035.26
91-120 Days Delinquent	0.07%	18	$442,285.30
Over 120 Days Delinquent	0.14%	47	$945,137.79
Total Delinquent Receivables	2.03%	747	$13,429,872.23

Repossession Inventory:
Repossessed in the Current Collection Period		38	$781,847.68
Total Repossessed Inventory		50	$1,183,637.76

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2354%
Prior Collection Period			0.2498%
Current Collection Period			0.2802%
Three Month Average			0.2551%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	25

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer